Other Liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Miscellaneous liabilities [abstract]
Accrued expenses	¥ 569,480	¥ 365,367
Unearned income	64,821	86,519
Financial guarantees and other credit-related contingent liabilities	41,234	37,241
Due to trust account	1,696,286	1,814,781
Payables to brokers, dealers and customers for securities transactions	1,377,908	1,528,716
Payables related to credit card services	1,068,315	885,022
Obligations from factoring transactions	385,642	482,346
Retirement benefit liabilities	37,021	44,622
Guarantee deposits and derivative cash collateral received	1,489,987	727,668
Others	1,972,719	2,414,492
Total other liabilities	¥ 8,703,413	¥ 8,386,774